Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Components of income tax expense (benefit)
(Dollars in thousands)
	2025	2024
Current income tax expense
Federal	$5,032	3,081
State	556	464
	5,588	3,545
Deferred income tax expense (benefit)
Federal	197	693
State	235	338
	432	1,031

Total income tax expense	$6,020	4,576

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2025		2024

Tax-expense at the statutory rate	$5,428	21.0%	4,398	21.0%
State income tax, net of federal income tax effect	685	2.6%	635	3.0%
Increases (decreases):
Tax credits	(10)	0.0%	(10)	-0.1%

Nontaxable and nondeductible items, net
Tax-exempt income	(98)	-0.4%	(114)	-0.5%
Increase in cash surrender value of life insurance	(126)	-0.5%	(165)	-0.7%
Nondeductible interest and other expense	20	0.1%	24	0.1%
Other	44	0.2%	0	0.0%

Other
Interest received related to tax position	-	0.0%	(260)	-1.2%
Other	77	0.3%	68	0.3%

Total income tax expenses	$6,020	23.3%	4,576	21.9%

Schedule of federal and state income taxes net of refunds
(Dollars in thousands)
	2025	2024

Federal	$4,350	3,788
State:
North Carolina	446	673
Other	67	77
Total State	513	750

Total income taxes paid, net of refunds received	$4,863	4,538

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2025	2024
Deferred tax assets:
Allowance for credit losses	$2,603	2,485
Accrued retirement expense	1,251	1,215
Other real estate	7	-
Restricted stock	238	238
Interest income on nonaccrual loans	2	4
Lease liability	816	926
Unrealized loss on available for sale securities	7,649	11,412
Total gross deferred tax assets	12,566	16,280

Deferred tax liabilities:
Deferred loan fees	103	160
Accumulated depreciation	956	375
Prepaid expenses	379	296
ROU Asset	786	899
Other	99	259
Total gross deferred tax liabilities	2,323	1,989

Net deferred tax asset	$10,243	14,291